Note 10 - Income Taxes - Provision For Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current:
Federal	$ 0	$ (3)
State	109	60
Total current income taxes	109	57
Deferred:
Federal	0	0
State	(19)	0
Total deferred income taxes	(19)	0
Total provision for income taxes	$ 90	$ 57